SUBSEQUENT EVENTS (Details) - USD ($)					15 Months Ended
	Mar. 25, 2021	Jan. 15, 2021	Jan. 11, 2021	Mar. 19, 2019	Mar. 19, 2019	Dec. 31, 2020
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				88,235	0
Aldel Financial Inc.
Subsequent Event [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note						$ 225,000
Sale of Stock, Consideration Received on Transaction	$ 0
Common Stock, Shares, Outstanding						0
Founder Shares | Aldel Financial Inc.
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 0
Stock Issued During Period, Shares, New Issues	5,750,000		5,750,000
Common Stock, Shares, Outstanding	2,875,000
Founder Shares | Subsequent Event | Aldel Financial Inc.
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 0
Stock Issued During Period, Shares, New Issues	5,750,000		5,750,000
Common Stock, Shares, Outstanding	2,875,000
Related Party Loans | Aldel Financial Inc.
Subsequent Event [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note			$ 225,000
Related Party Loans | Subsequent Event | Aldel Financial Inc.
Subsequent Event [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note			$ 225,000
Sponsor | Founder Shares | Aldel Financial Inc.
Subsequent Event [Line Items]
Stock Issued During Period Shares Transferred		175,000
Number Of Shares Subject To Forfeiture	2,300,000
Stock Issued During Period, Shares, New Issues			4,675,000
Common Stock, Shares, Outstanding	2,200,000
Sponsor | Founder Shares | Subsequent Event | Aldel Financial Inc.
Subsequent Event [Line Items]
Stock Issued During Period Shares Transferred		175,000
Number Of Shares Subject To Forfeiture	2,300,000
Common Stock, Shares, Outstanding	2,200,000
FGSP | Founder Shares | Aldel Financial Inc.
Subsequent Event [Line Items]
Number Of Shares Subject To Forfeiture	575,000
Stock Issued During Period, Shares, New Issues			1,075,000
Common Stock, Shares, Outstanding	500,000
FGSP | Founder Shares | Subsequent Event | Aldel Financial Inc.
Subsequent Event [Line Items]
Number Of Shares Subject To Forfeiture	575,000
Common Stock, Shares, Outstanding	500,000
Working capital loans warrant | Aldel Financial Inc.
Subsequent Event [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note			$ 25,000
Working capital loans warrant | Subsequent Event | Aldel Financial Inc.
Subsequent Event [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note			$ 25,000